UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21946
Old Field Fund, LLC
(Exact name of registrant as specified in charter)

733 Third Avenue
New York, NY 10017
(Address of principal executive offices) (Zip code)
SEI Investments Global Fund Services
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-212-532-3651
Date of fiscal year end: March 31
Date of reporting period: June 30, 2011

Item 1. Schedule of Investments
OLD FIELD FUND, LLC
(In the Process of Liquidation)
Quarterly Report (unaudited)
June 30, 2011

OLD FIELD FUND, LLC
(In the Process of Liquidation)
Schedule of Investments in Investment Funds
June 30, 2011 (unaudited)
Old Field Fund, LLC (the “Fund”) acts as a feeder fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in Old Field Fund, LDC (the “Offshore Feeder Fund”), which is a Cayman Islands limited duration company with the same investment objective as the Fund. The Offshore Feeder Fund, in turn, invests all or substantially all of its investable assets in Old Field Master Fund, LLC (the “Master Fund”). In the Fund’s structure, the Offshore Feeder Fund serves solely as an intermediate entity through which the Fund invests in the Master Fund. The Master Fund’s schedule of investments in investment funds is listed below.

	First				Percentage			Expiration
	Acquisition	Number of			of Members’	% in Side		Date of Lock-
Investment Strategy/Name	Date	Shares	Cost	Fair Value	Equity[1]	Pockets[2]	Liquidity[3]	Up Period[4]

Distressed:
Anchorage Capital Partners Offshore Ltd.	7/1/2009	216	$217,702	$279,188	3.20%	—	Annually	N/A
Credit Distressed Blue Line Offshore Fund, Ltd.	12/1/2009	214	375,000	473,217	5.42%	—	Quarterly	N/A
York Credit Opportunities Unit Trust	9/1/2009	22,627	1,000,000	1,313,862	15.04%	—	Annually	N/A

Total Distressed			1,592,702	2,066,267	23.66%

Event Driven:
Altima Global Special Situations Fund, Ltd.	5/1/2008	7	6,125	6,895	0.08%	100.00%	N/A [9]	N/A
Fir Tree International Value Fund II, Ltd.	7/1/2009	105	1,050,000	1,358,940	15.56%	—	Quarterly	N/A
Montrica Global Opportunities Fund	2/1/2007	683	58,770	43,716	0.50%	100.00%	N/A [11]	N/A
Owl Creek Overseas Fund, Ltd.	7/1/2009	465	500,000	568,919	6.52%	—	Annually	N/A
Perry Partners International, Inc.	5/1/2007	1,318	90,619	119,716	1.37%	100.00%	N/A [9]	N/A
Taconic Opportunity Offshore Fund, Ltd.	5/1/2008	217	230,258	255,412	2.92%	—	Quarterly	N/A

Total Event Driven			1,935,772	2,353,598	26.95%

Fixed Income Relative Value:
The Drake Absolute Return Fund, Ltd.	2/1/2007	96	189,842	124,191	1.42%	—	N/A [6]	N/A

Fundamental Market Neutral:
Level Global Overseas, Ltd.	5/1/2009	—	14,085	14,500	0.17%	—	N/A [12]	N/A

Multi-Strategy Relative Value:
Bennelong Asia Pacific Multi-Strategy Equity Fund, Ltd.	8/1/2008	784	102,536	100,724	1.16%	100.00%	N/A [9]	N/A
Broad Peak Fund, Ltd.	1/1/2010	514	516,171	438,550	5.02%	—	Quarterly[10]	[8]

Total Multi-Strategy Relative Value			618,707	539,274	6.18%

OLD FIELD FUND, LLC
(In the Process of Liquidation)
Schedule of Investments in Investment Funds
June 30, 2011 (unaudited)

	First	Number of			Percentage				Expiration
	Acquisition	Shares/			of Members’	% in Side			Date of Lock-
Investment Strategy/Name	Date	Ownership %	Cost	Fair Value	Equity[1]	Pockets[2]	Liquidity[3]		Up Period[4]

Structured Credit:
Cerberus International SPV, Ltd.[7]	9/1/2007	1,069	$1,344,455	$1,310,242	15.00%	100.00%	N/A	[9]	N/A
CPIM Structured Credit Fund 1000 Inc.	2/1/2007	3,175	359,374	44,562	0.51%	—	N/A	[6]	N/A
Dune Capital International, Ltd.	2/1/2007	—	290,794	88,960	1.02%	—	N/A	[6]	N/A
Petra Offshore Fund L.P.*	2/1/2007	—	1,400,000	—	0.00%	—	N/A	[5]	N/A
Sorin Offshore Fund, Ltd.	2/1/2008	10	11,296	12,110	0.14%	—	N/A	[6]	N/A

Total Structured Credit			3,405,919	1,455,874	16.67%

Total Investments in Investment Funds			$7,757,027	$6,553,704	75.05%

[1]	Percentages are based on members’ equity at end of period of $8,732,288.

[2]	Percentages of assets invested in side pockets.

[3]	Available frequency of redemptions after initial lock-up period.

[4]	Investments in Investment Funds may be composed of multiple tranches. The Expiration Date of Lock-Up Period relates to the earliest date after June 30, 2011 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Expiration Date of Lock-Up Period. Redemptions from Investment Funds may be subject to fees.

[5]	Investment fund has suspended redemptions. The Fund can not estimate when the suspension will be removed.

[6]	Investment fund is in the process of an orderly wind-down with the return of capital to investors. Voluntary redemptions are not permitted. The Fund can not estimate when the wind-down will be completed.

[7]	On September 30, 2009, the investment in Cerberus International, Ltd. (the “Original Invested Company”) was 100% compulsorily redeemed by the Fund and participated in the voting shares of a special purpose vehicle, Cerberus International SPV, Ltd. which holds a participation in pro rata share of all the cash, securities, assets and liabilities (excluding deferred incentive fee payable) of the Original Invested Company attributable to the percentage of redeemed shares. The Investment Fund is liquidating its assets, hence all redemptions are suspended.

[8]	Class A2 — First business day after the last valuation date of the first quarter of 2011.

Class S — Not redeemable unless they are converted back into Class A2 shares upon a liquidation event.

[9]	The Fund’s remaining investment in the investment fund is a side pocket which is in the process of liquidating. The Fund can not estimate when the liquidation will be complete.

[10]	25% Fund level gate.

[11]	Investment at June 30, 2011 represents the Fund’s investment in special situation shares (“SSS”). The SSS are not redeemable at the option of the holder. The Fund can not estimate when the shares will be redeemed.

[12]	Investment at June 30, 2011 represents a management fee reserve.

*	See Note B [4] in the Annual Report dated March 31, 2011 — Investments valuation and revenue recognition.

At June 30, 2011, the aggregate cost of investments for tax purposes was $7,757,027. Net unrealized depreciation on investments for tax purposes was $(1,203,323), consisting of $907,674 of gross unrealized appreciation and $(2,110,997) of gross unrealized depreciation.

Amounts designated as “—” are either $0 or have been rounded down to $0.

OLD FIELD FUND, LLC
(In the Process of Liquidation)
Schedule of Investments in Investment Funds
June 30, 2011 (unaudited)
The following table summarizes the valuation of the Master Fund’s investments under ASC 820 fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total

Investments by investment strategy:
Distressed	$—	$473,217	$1,593,050	$2,066,267
Event Driven	—	1,614,352	739,246	2,353,598
Fixed Income Relative Value	—	—	124,191	124,191
Fundamental Market Neutral	—	—	14,500	14,500
Multi-Strategy Relative Value	—	427,700	111,574	539,274
Structured Credit	—	—	1,455,874	1,455,874

Total investments by investment strategy	—	2,515,269	4,038,435	6,553,704

Cash & Cash Equivalents	1,247,264	—	—	1,247,264

Total	$1,247,264	$2,515,269	$4,038,435	$7,800,968

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

				Fixed
				Income		Multi-Strategy
	Investments in			Relative	Fundamental	Relative	Structured
	Investment Funds	Distressed	Event Driven	Value	Market Neutral	Value	Credit

Balance as of 4/1/11	$4,813,717	$1,596,639	$1,042,620	$122,168	$—	$561,724	$1,490,566
Realized gain (loss)	33,517	—	46,999	—	—	—	(13,482)
Change in unrealized appreciation (depreciation)	3,971	(3,589)	(36,240)	2,023	415	(3,974)	45,336
Net Purchases	14,085	—	—	—	14,085	—	—
Net Sales	(432,166)	—	(314,133)	—	—	—	(118,033)
Transfers into Level 3[1]	51,487	—	—	—	—	—	51,487
Transfers out of Level 3[2]	(446,176)	—	—	—	—	(446,176)	—

Balance as of 6/30/11	$4,038,435	$1,593,050	$739,246	$124,191	$14,500	$111,574	$1,455,874

Net change in unrealized gain/(loss) relating to investments held at 6/30/11	$(35,479)	$(3,589)	$(1,505)	$2,023	$415	$(3,974)	$(28,849)

[1]	CPIM Structured Credit Fund 1000 Inc. was transferred from Level 2 to Level 3 because the fund is in liquidation.

[2]	Class A2 of Broad Peak Fund, Ltd. was transferred from Level 3 to Level 2 because Class A2 is redeemable on the first business day after the last valuation date of the first quarter of 2011. Accordingly, it was changed to level 2 starting April 1, 2011.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures
(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Field Fund, LLC

By (Signature and Title)*	/s/ John T. Moore John T. Moore, President
Date: August 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John T. Moore John T. Moore, Principal Executive Officer
Date: August 25, 2011

By (Signature and Title)*	/s/ Thomas J. Modzelewski Thomas J. Modzelewski, Principal Financial Officer
Date: August 25, 2011

*	Print the name and title of each signing officer under his or her signature.